                                Delaware
                                Investments(SM)
                                --------------------------------------
                                A member of Lincoln Financial Group(R)












































                                Lincoln National

                                Managed Fund, Inc.

                                Semi-Annual Report

                                June 30, 2002



                                                                Managed Fund

Lincoln National

Managed Fund, Inc.



Index

     Commentary                                                        1

     Statement of Net Assets                                           2

     Statement of Operations                                          10

     Statements of Changes in Net Assets                              10

     Financial Highlights                                             11

     Notes to Financial Statements                                    12

Lincoln National

Managed Fund, Inc.


Semi-Annual Portfolio Commentary

For the six months ended June 30, 2002



Managed by:                             Delaware
                                        Investments(SM)
                                        --------------------------------------
                                        A member of Lincoln Financial Group(R)

The Fund had a return of -6.1%(1) for the first six months of 2002 while its customized benchmark (55% S&P 500 Index, 40% Lehman Brothers Government/Credit Index and 5% Salomon Smith Barney 90 Day T-Bill*) returned -6.0%.

Despite continuing signs of economic recovery in the U.S., markets continued to decline during the first half of 2002. Major indexes experienced a steep decline in the second quarter as investors focused on international instability as well as a series of high profile accounting scandals. The S&P 500 Index was down 13.4% for the quarter ended June 30, 2002 after news broke of major accounting fraud at WorldCom and Adelphia Communications and tensions rose between India and Pakistan and in the Middle East.

The returns of the large cap equity and fixed income portions of the Fund lagged that of their respective benchmarks for the period while the return of the small cap equity portion exceeded that of its benchmark. The lag in performance of the Fund's large-cap equity portion vs. the return of the S&P 500 can be attributed to stock selection in the Cable, Media & Publishing and Computers & Technology sectors. This underperformance was partially offset by stock selection in the Banking & Finance and Utilities sectors.

The Fund's performance attributable to the small-cap sleeve exceeded that of the Russell 2000 Index and was due to good stock selection in Basic Industry/ Capital Goods, Healthcare & Pharmaceuticals and Computers & Technology stocks.

The Fund's fixed income portion's return lagged that of the Lehman Brothers Government/Credit Index and was mainly attributable to an overweight to the lower quality sectors of the fixed income market and the underweight to the government sector. The investments in structured products (MBS, CMO, CMBS, and ABS), which were neutral to slightly overweight for the first two quarters, added to performance due to the significant yield premium and safe haven status of the sectors.

Looking forward, we maintain a positive long-term view on the economy and the markets. Although it appears that the markets in the very near term will remain focused on international instability and trust in corporate America, we feel that continued signs of strength in the economy and corporate profits will drive the market.


J. Paul Dokas


(1)  After the deduction of fund expenses.

* Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held stocks. Lehman Brothers Government/Credit Index - Measures performance of diversified, investment grade, bond issues. Salomon Smith Barney 90 Day T-Bill Index - Measures the return on short term securities. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                                 Managed Fund 1

Lincoln National

Managed Fund, Inc.

Statement of Net Assets
June 30, 2002 (Unaudited)


                                                     Number      Market
Common Stock - 62.15%                                of Shares   Value
--------------------------------------------------------------------------------
Aerospace & Defense - 1.62%
--------------------------------------------------------------------------------
 Boeing                                                 47,700   $     2,146,500
+Ducommun                                                5,000           130,750
 General Dynamics                                        5,700           606,195
 Honeywell International                                69,000         2,430,870
+Integrated Defense Technology                           3,100            91,233
 Lockheed Martin                                        11,400           792,300
 Raytheon                                               21,000           855,750
+Sequa                                                   4,000           261,560
+Teledyne Technologies                                  10,600           218,466
+United Defense Industries                               5,200           119,600
 United Technologies                                    33,300         2,261,070
--------------------------------------------------------------------------------
                                                                       9,914,294
Automobile & Automotive Parts  - 1.15%
--------------------------------------------------------------------------------
 A. O. Smith                                             9,600           295,776
+Aftermarket Technology                                  5,100            97,920
+AutoNation                                             66,800           968,600
+Collins & Aikman                                       15,400           140,140
 Cooper Industries                                      22,700           892,110
 Dana                                                   37,500           685,875
 Delphi                                                 44,400           586,080
 Donnelly                                                6,600           178,134
 Ford Motor                                             74,100         1,185,600
 General Motors                                         21,500         1,149,175
+Gentex                                                 14,600           401,062
 Pep Boys                                                7,300           123,005
 Polaris Industries                                      4,900           318,500
--------------------------------------------------------------------------------
                                                                       7,021,977
Banking & Finance - 9.72%
--------------------------------------------------------------------------------
+Affiliated Managers Group                               8,500           522,750
 Alabama National Bancorp                                2,200            95,238
 American Express                                       25,000           908,000
 AmSouth Bancorporation                                 50,400         1,127,952
 Arrow Financial                                         2,000            67,980
 Associated Banc-Corp                                   30,350         1,144,499
 Bank of America                                        67,000         4,714,120
 Bank of New York                                       52,800         1,782,000
 Bank One                                               35,600         1,369,888
 Bankatlantic Bancorp Class A                           18,000           216,900
 Brascan                                                12,400           284,952
 BSB Bancorp                                            10,800           288,144
 Capital One Financial                                  14,800           903,540
+Charles River Associates                                4,300            86,172
 Citigroup                                             183,300         7,102,875
 Coastal Bancorp                                         1,900            60,344
 Commerical Federal                                      6,800           195,500
 Community First Bankshares                             10,700           279,163
 Countrywide Credit Industries                          13,900           670,675
 Dime Community Bancshares                              12,600           285,894
 Fannie Mae                                             37,200         2,743,500
 Financial Institutions                                  2,700           102,222
 First Bancorp Puerto Rico                               1,700            63,631
 First Busey Class A                                     2,900            65,105
 First Charter                                           4,600            83,168
 First Citizens Bancshares                               1,300           143,767
 First Commonwealth Financial                            4,600            61,732
 First Community Bancshares                              2,100            70,686
 First Essex Bancorp                                     1,900            64,980
 First Financial Bankshares                              1,700            71,126
 First Financial Holdings                                2,100            68,754
 Flagstar Bancorp                                       10,950           252,945
 Fleet Boston Financial                                 52,500         1,698,375
 Flushing Financial                                      3,100            63,519
 Freddie Mac                                            34,600         2,117,520
 GBC Bancorp                                             6,100           176,595
 Greenpoint Financial                                   13,300           653,030
 Household International                                 8,400           417,480
 Independent Bank - Massachusetts                        2,600            59,514


                                                      Number      Market
Banking & Finance (Cont.)                             of Shares   Value
--------------------------------------------------------------------------------
 Independent Bank - Michigan                              2,800   $       88,368
 Irwin Financial                                          9,000          180,900
 Jefferies Group                                          5,400          229,176
 JP Morgan Chase                                         98,500        3,341,120
 MB Financial                                             1,900           65,341
 MBNA                                                    37,300        1,233,511
 Medford Bancorp                                          2,300           80,109
 Merrill Lynch                                           43,000        1,741,500
 Metris Companies                                        13,300          110,523
 Mississippi Valley Bancshares                            1,800           93,114
 Morgan Stanley Dean Witter                              71,900        3,097,452
 National City                                           31,600        1,050,700
 National Pennsylvania Bankshares                         2,200           57,640
 Pacific Capital Bancorp                                  6,000          143,280
 Pacific Northwest Bancorp                                2,100           65,772
 Peoples Holding Company                                  2,200           90,200
 PFF Bancorp                                              5,400          207,306
 Popular                                                 25,200          848,736
 Port Financial                                           1,700           68,153
 Provident Bankshares                                    14,731          348,977
 Provident Financial                                      9,700          281,397
+Providian Financial                                     20,000          117,600
+Quaker City Bancorp                                      1,700           70,414
+Quanta Services                                          4,400           43,428
 Regions Financial                                       15,700          551,855
 Santander Bancorp                                       13,600          238,000
 Schwab (Charles)                                        30,400          340,480
 Seacoast Financial Services                              2,900           72,703
 SLM                                                      4,300          416,670
 South Financial Group                                   12,700          284,594
 Staten Island Bancorp                                    2,900           55,680
 SunTrust Banks                                          10,300          697,516
 U.S. Bancorp                                            84,800        1,980,080
 Union Planters                                          33,900        1,097,343
 United Bankshares                                        3,900          114,582
 United Community Financial                               6,900           64,584
 Wachovia                                                66,700        2,546,606
 Washington Mutual                                       71,500        2,653,365
 Wells Fargo                                             69,300        3,469,158
 Wesbanco                                                 2,600           61,646
 WSFS Financial                                           2,400           62,088
--------------------------------------------------------------------------------
                                                                      59,445,902
Basic Industry/Capital Goods - 0.13%
--------------------------------------------------------------------------------
  Sigma-Aldrich                                          16,000          802,400
--------------------------------------------------------------------------------
                                                                         802,400
Buildings & Materials - 0.46%
--------------------------------------------------------------------------------
+Beazer Homes USA                                         1,200           96,000
+Comfort Systems USA                                     31,600          154,524
 D.R. Horton                                             12,600          327,978
 Florida Rock                                             4,350          156,644
+Genlyte Group                                            7,900          320,977
+Hovnanian Enterprises Class A                            4,300          154,284
+Jacobs Engineering Group                                 5,400          187,812
+Louisiana-Pacific                                       24,000          253,920
 M.D.C. Holdings                                          4,879          253,708
 M/I Schottenstein Homes                                  2,800          104,300
 Meritage                                                 1,500           67,800
+Nortek                                                   6,400          288,640
 Standard Pacific                                         4,700          164,876
 Texas Industries                                         6,100          192,089
--------------------------------------------------------------------------------
                                                                       2,723,552
Business Services - 0.99%
--------------------------------------------------------------------------------
+Cendant                                                 91,400        1,451,432
+Clear Channel Communications                            11,200          358,624
 Kelly Services                                          10,600          286,306
+MPS Group                                               10,700           90,950
+Navigant Consulting                                     25,800          180,342
+NCO Group                                                7,800          172,302
 News Corp - ADR                                         45,200        1,036,436
+Plexus                                                   5,000           90,500
+Republic Services                                       58,400        1,113,688
+Right Management Consultants                            10,400          273,510
 ServiceMaster                                           54,600          749,112
+URS Corporation                                          9,900          275,220
--------------------------------------------------------------------------------
                                                                       6,078,422

                                 Managed Fund 2


                                                     Number      Market
Cable, Media & Publishing - 1.47%                    of Shares   Value
--------------------------------------------------------------------------------
+AOL Time Warner                                       171,000   $     2,515,410
+Arbitron                                                4,300           134,160
+Cablevision Systems Class A                            59,300           560,978
+Comcast Special Class A                                44,900         1,070,416
+Crown Media                                             8,600            67,854
 Grey Global Group                                         300           207,003
 Hollinger International                                22,400           277,984
+Liberty Media Class A                                 118,400         1,124,800
+Mediacom Communications                                17,100           133,209
+Playboy Enterprises                                    14,700           187,425
+Sinclair Broadcasting Group                            13,100           190,736
+TiVo                                                   32,600           120,946
 Tribune                                                 7,600           330,600
+Viacom Class B                                         36,500         1,619,505
 Wallace Computer Services                              16,300           350,450
+Zomax                                                  23,700            92,430
--------------------------------------------------------------------------------
                                                                       8,983,906
Chemicals - 1.10%
--------------------------------------------------------------------------------
 Air Products & Chemicals                                9,500           479,465
 Arch Chemicals                                          6,500           158,795
+Cabot Microelectronics                                  2,800           120,848
 Cambrex                                                 7,700           308,770
+Cytec Industries                                        6,300           198,072
 Dow Chemical                                           34,600         1,189,548
 DuPont (E.I.) deNemours                                42,600         1,891,440
 Fuller (H.B.)                                           4,900           143,521
 Great Lakes Chemical                                    5,800           153,990
+ITT Educational Services                                2,400            52,320
 Lubrizol                                               12,600           422,100
 Millenium Chemicals                                    14,300           200,915
 Olin                                                   12,600           279,090
+Pioneer Natural Resources                              11,400           296,970
 Praxair                                                12,600           717,822
+Seagate Technology Tracking                            25,300                 0
 Solutia                                                14,300           100,386
--------------------------------------------------------------------------------
                                                                       6,714,052
Computers & Technology - 8.45%
--------------------------------------------------------------------------------
+Actuate Software                                       35,000           157,500
+Advanced Digital Information                           10,200            85,986
+Agile Software                                         13,300            96,691
+Alloy                                                   4,300            62,092
+Altera                                                 44,400           603,840
+Applied Materials                                      85,900         1,633,818
+Aspen Technology                                       13,600           113,424
 Autodesk                                               50,500           669,125
 Automatic Data Processing                              22,500           979,875
+Avocent                                                10,200           162,384
+Barra                                                   6,600           245,388
+C-COR.net                                              14,100            98,700
+Cadence Design Systems                                 26,200           422,344
+Cisco Systems                                         296,800         4,140,360
+Dell Computer                                          86,600         2,263,724
+Earthlink                                               9,300            62,496
 Electronic Data Systems                                40,300         1,497,145
+Electronics Arts                                       12,900           852,045
+Electronics For Imaging                                10,400           165,464
+EMC                                                    58,200           439,410
+Emulex                                                 13,100           294,881
 FactSet Research Systems                                9,100           270,907
+Filenet                                                 4,400            63,800
 First Data                                             31,100         1,171,226
+Fiserv                                                 21,500           789,265
+Gartner Group                                          13,900           138,166
 Hewlett Packard                                        88,428         1,351,180
+Imation                                                10,100           300,576
+InFocus                                                 5,800            68,324
 Intel                                                 282,900         5,168,583
 International Business Machines                        66,800         4,809,600
+Interwoven                                             16,600            50,630
+Invision Technologies                                   2,400            58,272
+Keane                                                   8,600           106,640
+Kla-Tencor                                              7,900           347,521
+Kronos                                                  3,800           115,858
+Lam Research                                           21,900           393,762
+Lawson Software                                        21,000           121,170


                                                     Number       Market
Computers & Technology (Cont.)                       of Shares    Value
--------------------------------------------------------------------------------
+Legato Systems                                          15,800   $       56,880
+Lexmark International                                   13,700          745,280
+Liberate Technologies                                   18,900           49,877
 Linear Technology                                       15,800          496,594
+Manhattan Associates                                     7,100          228,336
+Maxtor                                                  39,900          180,348
+Mcafee.com                                               8,000          117,120
+Mentor Graphics                                          8,300          118,026
+Microsoft                                              174,800        9,561,560
+NETIQ                                                    8,500          192,355
+Newfocus                                                26,800           79,596
+Novell                                                  37,900          121,659
+Oracle                                                 270,400        2,560,688
+Overture Services                                        5,900          147,382
 Pitney Bowes                                            26,900        1,068,468
+Progress Software                                        9,400          144,008
+Proquest                                                 8,400          297,780
+Quantum Storage                                         24,800          104,160
+Rational Software                                       28,700          235,627
+Retek                                                    5,474          133,018
+Riverstone Networks                                     47,000          147,110
+Roxio                                                   17,600          126,720
+RSA Security                                            19,600           94,276
+Sandisk                                                 14,800          183,520
+Skyworks Solutions                                       5,800           32,190
+Storage Technology                                      11,100          177,267
+Sun Microsystems                                        77,100          386,271
+Sungard Data Systems                                    14,000          370,720
+Sybase                                                  11,400          120,270
 Symbol Technologies                                    120,000        1,020,000
+Synopsys                                                 4,748          260,238
+Systems & Computer Technology                            8,400          113,484
+Take-Two Interactive Software                            7,700          158,543
+THQ                                                      8,700          259,434
+Veritas Software                                        37,400          740,146
+Websense                                                 2,500           63,925
+Western Digital                                         27,900           90,675
+Xilinx                                                  11,500          257,945
--------------------------------------------------------------------------------
                                                                      51,613,668
Consumer Durable/Cyclical - 0.02%
--------------------------------------------------------------------------------
  Federal Signal                                          5,800          139,200
--------------------------------------------------------------------------------
                                                                         139,200
Consumer Non-Durable/Other - 0.08%
--------------------------------------------------------------------------------
  Ecolab                                                 11,100          513,153
--------------------------------------------------------------------------------
                                                                         513,153
Consumer Products - 1.54%
--------------------------------------------------------------------------------
+Bio-Rad Laboratories - Class A                           1,200           54,600
 Brady                                                    9,700          334,359
 Clorox                                                  17,300          715,355
 Gillette                                                39,900        1,351,413
 Libbey                                                   3,300          112,530
 Maytag                                                  22,400          955,360
 Newell Rubbermaid                                       36,400        1,276,184
 Procter & Gamble                                        47,000        4,197,100
+United Stationers                                        4,700          142,880
 Walter Industries                                        6,600           89,100
+Yankee Candle                                            5,800          157,180
--------------------------------------------------------------------------------
                                                                       9,386,061
Consumer Services - 0.08%
--------------------------------------------------------------------------------
 ABM Industries                                          17,800          309,008
+Service Corporation                                     35,400          170,982
--------------------------------------------------------------------------------
                                                                         479,990
Diversified REITs - 0.10%
--------------------------------------------------------------------------------
  Duke-Weeks Realty REIT                                 20,900          605,055
--------------------------------------------------------------------------------
                                                                         605,055
Electronics & Electrical Equipment - 3.29%
--------------------------------------------------------------------------------
 Ametek                                                   8,300          309,175
+Amphenol                                                 3,500          126,000
+Asyst Technologies                                       8,800          179,080
+Axcelis Technologies                                    17,900          202,270
+Brooks - PRI Automation                                  3,300           84,348
+Cirrus Logic                                             9,500           70,015
+Coherent                                                 4,800          143,136
+Credence Systems                                         8,300          147,491

                                 Managed Fund 3


Electronics & Electrical                              Number      Market
Equipment (Cont.)                                     of Shares   Value
--------------------------------------------------------------------------------
+Cree                                                     9,700   $      128,331
 CTS                                                      6,500           78,195
+Electro Scientific Industries                            6,100          148,230
 Emerson Electric                                         9,200          492,292
 General Electric                                       403,700       11,727,485
+Globespanvirata                                         14,400           55,728
+Integrated Electrical Services                          35,000          218,750
+International Rectifier                                  3,000           87,450
+Kemet                                                    7,200          128,592
+LTX                                                      8,200          117,096
+Micron Technology                                       47,400          958,428
+Newport                                                 13,300          208,278
+Oak Technology                                          16,400           74,292
 Philips Electronics - NY Share                          14,500          400,200
+Rogers                                                   6,000          166,860
 Technitrol                                               4,800          111,840
+Tektronix                                                6,600          123,486
 Texas Instruments                                       86,100        2,040,570
 Textron                                                 16,500          773,850
+TriQuint Semiconductor                                  19,300          123,713
+Varian                                                   9,600          316,320
+Varian Semiconductor Equipment                           4,900          166,257
+Veeco Instruments                                        6,100          140,971
+Vitesse Semiconductor                                   23,900           74,329
--------------------------------------------------------------------------------
                                                                      20,123,058
Energy - 3.63%
--------------------------------------------------------------------------------
 Anadarko Petroleum                                       7,800          384,540
 Apache                                                  14,600          839,208
+Ballard Power Systems                                    5,600           92,176
 Burlington Resources                                    19,300          733,400
 ChevronTexaco                                           44,700        3,955,950
 Devon Energy                                             7,800          384,384
 Diamond Offshore Drilling                               15,700          447,450
 El Paso Energy                                          20,700          426,627
 Exxon-Mobil                                            252,700       10,340,484
+Gulf Island Fabrication                                 14,900          273,266
 Kerr-McGee                                               9,700          519,435
+Key Energy Group                                        33,800          351,858
 Marathon Oil                                            21,300          577,656
 Massey Energy                                            9,800          124,460
+Noble                                                   18,100          698,660
 Phillips Petroleum                                      10,200          600,576
 Pogo Producing                                           6,800          221,816
+Stolt Offshore - ADR                                     9,100           56,420
+Stone Energy                                             4,900          197,225
 Valero Energy                                           15,700          587,494
 Vintage Petroleum                                       11,500          136,850
 Western Gas Resources                                    6,800          254,320
--------------------------------------------------------------------------------
                                                                      22,204,255
Environmental Services - 0.22%
--------------------------------------------------------------------------------
 Berry Petroleum Class A                                 12,000          202,200
+Horizon Offshore                                        16,800          141,792
+Waste Connections                                        4,000          124,960
 Waste Management                                        34,400          896,120
--------------------------------------------------------------------------------
                                                                       1,365,072
Food, Beverage & Tobacco - 3.62%
--------------------------------------------------------------------------------
 Adolph Coors                                            17,600        1,096,480
 Anheuser-Busch                                          12,800          640,000
 Archer-Daniels-Midland                                  71,000          908,090
 Campbell Soup                                           18,400          508,944
 Coca Cola                                               76,400        4,278,400
 Conagra Foods                                           48,900        1,352,085
 Corn Products                                            4,600          143,152
 Fleming Companies                                       14,600          267,910
+Ihop                                                     5,600          164,920
+International Multifoods                                11,800          311,048
 Kellogg Company                                         30,500        1,093,730
 Kraft Foods                                             35,200        1,441,440
 Pepsico                                                 49,500        2,385,900
 Philip Morris                                           94,700        4,136,496
+Ralcorp Holdings                                        12,600          393,750
 RJ Reynolds Tobacco Holdings                            16,400          881,500
+Safeway                                                 51,900        1,514,961
 Scweitzer-Mauduit International                          5,400          132,840


                                                      Number      Market
Food, Beverage & Tobacco (Cont.)                      of Shares   Value
--------------------------------------------------------------------------------
 Sensient Technologies                                   11,600   $      264,016
 Universal                                                5,900          216,530
--------------------------------------------------------------------------------
                                                                      22,132,192
Healthcare & Pharmaceuticals - 8.67%
--------------------------------------------------------------------------------
 Abbott Laboratories                                     58,100        2,187,465
+Abgenix                                                  4,300           42,140
+Affymetrix                                               5,900          141,541
+Albany Molecular Research                                4,900          103,586
+Alkermes                                                 5,200           83,252
+Alliance Imaging                                         4,800           64,800
 Alpharma                                                 6,100          103,578
+American Healthways                                      2,200           39,160
+American Medical Systems Holdings                        2,800           56,168
+Ameripath                                                4,400           98,692
 AmerisourceBergen Class A                               14,100        1,071,600
+Amgen                                                   44,800        1,876,224
+Apria Healthcare Group                                  12,800          286,720
 Baxter International                                    17,300          768,812
 Becton Dickinson                                        42,300        1,457,235
 Bristol-Myers Squibb                                   102,900        2,644,530
 Cardinal Health                                         12,300          755,343
+Caremark RX                                             74,900        1,235,850
+CIMA Labs                                                7,300          176,076
+Curagen Corporation                                      5,700           32,091
+CV Theraputics                                           3,100           57,722
+Enzo Biochem                                             9,230          132,266
+Enzon                                                    1,800           45,216
+Genentech                                               25,500          854,250
+Guidant                                                 38,000        1,148,740
+Haemonetics                                              2,000           58,400
 HCA - The Healthcare Company                            29,100        1,382,250
+Health Net                                              21,600          578,232
+Healthsouth                                             97,700        1,249,583
 Hillenbrand Industries                                  13,800          774,870
 Hooper Holmes                                           13,500          108,945
+Human Genome Sciences                                    2,600           34,840
+Idexx Laboratories                                      10,200          263,058
+Impath                                                   5,900          105,905
+Inamed Corp                                              1,800           48,096
+Incyte Pharmaceuticals                                   5,800           42,166
+Invitrogen                                               1,600           51,216
+Isis Pharmaceuticals                                     6,500           61,815
+IVAX                                                    38,700          417,960
 Johnson & Johnson                                      106,700        5,576,142
 Lilly (Eli)                                             18,400        1,037,760
+Medarex                                                  9,100           67,522
+Medcath                                                  3,200           54,720
+Medicis Pharmaceutical                                   4,700          200,972
 Medtronic                                               33,000        1,414,050
 Mentor                                                   1,500           55,064
 Merck & Company                                         92,400        4,679,136
+Myriad Genetics                                          2,100           42,714
+Neurocrine Biosciences                                   3,100           88,815
+Noven Pharmaceuticals                                    9,300          237,150
+NPS Pharmaceuticals                                      4,700           72,004
+Ocular Sciences                                         10,300          272,950
 Omnicare                                                 7,500          196,950
+Orthodontic Centers of America                           6,100          139,934
+OSI Pharmaceuticals                                      2,600           63,206
 Owens & Minor                                            3,200           63,232
 Pfizer                                                 258,700        9,054,500
+Pharmaceutical Resources                                 2,100           58,338
 Pharmacia                                               62,700        2,348,115
+Prime Medical Services                                  17,300          201,026
+Priority Healthcare                                     27,700          650,950
+Protein Design Labs                                      4,200           45,612
+Province Healthcare                                      2,600           58,136
+Quest Diagnostics                                       10,500          903,525
+Respironics                                              8,300          282,615
 Schering-Plough                                         65,200        1,603,920
+Scios                                                    3,800          116,318
+Sepracor                                                 7,100           67,805
+Sybron Dental Specialties                                2,800           51,800
+Syncor International                                     8,000          252,000
+Techne                                                   4,000          112,880
+Tenet Healthcare                                         7,200          515,160
 The Cooper Companies                                     5,300          249,630



                                 Managed Fund 4


Healthcare &                                         Number      Market
Pharmaceuticals (Cont.)                              of Shares   Value
--------------------------------------------------------------------------------
+Therasense                                              3,300   $        60,951
+Transkaryotic Therapies                                 1,600            57,680
+Varian Associates                                       4,800           194,640
+Vertex Pharmaceuticals                                  7,096           115,523
 Wyeth                                                  21,900         1,121,280
--------------------------------------------------------------------------------
                                                                      53,025,118
Industrial Machinery - 0.30%
--------------------------------------------------------------------------------
 Caterpillar                                             6,700           327,965
+Hexcel                                                 52,900           230,115
 JLG Industries                                         16,700           234,301
+Joy Global                                              3,800            65,892
 Kennametal                                              4,400           160,600
+Kulicke & Soffa Industries                             10,400           128,856
+Mettler-Toledo International                            3,900           143,793
 Steward & Stevens                                      13,100           232,394
 Trinity Industries                                     10,600           221,328
+Viasys Healthcare                                       5,900           102,955
--------------------------------------------------------------------------------
                                                                       1,848,199
Insurance - 2.41%
--------------------------------------------------------------------------------
 Allstate                                               41,300         1,527,274
 American Financial                                     10,200           243,780
 American International                                 74,400         5,076,312
 American National Insurance                             2,700           260,010
 Cigna                                                  12,000         1,169,040
 CNA Suretyoration                                       5,900            86,671
 Commerce Group                                          5,600           221,480
+Conseco                                                43,000            86,000
 Fidelity National Financial                                 2                63
 John Hancock Financial Services                        31,300         1,101,760
 Kansas City Life Insurance                              5,700           220,419
 Leucadia National                                       6,000           189,960
 Marsh & McLennan                                        4,600           444,360
 MBIA                                                   10,100           570,953
 Metropolitan Life Insurance                            30,500           878,400
 Old Republic International                             38,600         1,215,900
 RLI                                                     5,900           304,145
+Travelers Property Casualty Class A                    48,600           860,220
+Triad Guaranty                                          6,900           300,357
--------------------------------------------------------------------------------
                                                                      14,757,104
Leisure, Lodging & Entertainment - 0.84%
--------------------------------------------------------------------------------
+Argosy Gaming Company                                   4,200           119,280
+Boyd Gaming                                             7,800           112,008
 Callaway Golf                                          14,800           234,432
+Gaylord Entertainment                                   5,700           128,079
 McDonald's                                             46,400         1,320,080
+Multimedia Games                                        4,700           102,507
+Nautilus Group                                          4,100           125,460
+Papa John's International                               7,800           260,442
+Topps                                                  28,700           288,722
 Walt Disney                                           124,100         2,345,490
 Winnebago Industries                                    2,500           110,000
--------------------------------------------------------------------------------
                                                                       5,146,500
Metals & Mining - 0.41%
--------------------------------------------------------------------------------
 Alcoa                                                  44,500         1,475,175
 Barnes Group                                            2,600            59,540
 Commercial Metals Company                               6,400           300,416
+Freeport-McMoRan Copper & Gold                          7,800           139,230
+Maverick Tube                                          14,800           222,000
+Mueller Industries                                      1,800            57,150
+Terex                                                  10,700           240,643
--------------------------------------------------------------------------------
                                                                       2,494,154
Office / Industrial REITs - 0.32%
--------------------------------------------------------------------------------
 AMB Property REIT                                      19,800           613,800
 Equity Office Properties Trust REIT                    45,400         1,366,540
--------------------------------------------------------------------------------
                                                                       1,980,340
Paper & Forest Products - 0.39%
--------------------------------------------------------------------------------
 International Paper                                    14,600           636,268
 MeadWestvaco                                           17,700           594,012
 Potlatch                                                6,800           231,336
 Temple-Inland                                          16,100           931,546
--------------------------------------------------------------------------------
                                                                       2,393,162


                                                     Number      Market
Real Estate - 0.77%                                  of Shares   Value
--------------------------------------------------------------------------------
 Boykin Lodging                                        21,400    $       223,844
 Brandywine Realty Trust                                9,800            253,820
 Center Trust                                          24,000            169,440
 Crescent Real Estate Equities                         24,700            461,890
 Equity Inns                                           30,900            247,200
 Felcor Lodging Trust                                   5,000             91,750
 Glimcher Realty Trust                                 14,400            264,960
 Health Care REIT                                       9,100            272,545
 Healthcare Realty Trust                                9,000            288,000
 Hospitality Properties Trust                           7,200            262,800
+Host Marriott                                         44,600            503,980
 Macerich                                              13,000            403,000
 MeriStar Hospitality                                   6,600            100,650
 National Health Investors                             19,700            315,200
 SL Green Realty                                        4,700            167,555
 Taubman Centers                                       21,200            321,180
 US Restaurant Properties                              20,600            341,342
--------------------------------------------------------------------------------
                                                                       4,689,156
Retail - 3.89%
--------------------------------------------------------------------------------
+Abercrombie & Fitch Class A                            9,900            238,788
 Albertson's                                           30,400            925,984
+AnnTaylor Stores                                       4,000            101,560
+BJ's Wholesale Club                                   10,100            388,850
 Burlington Coat Factory                                2,600             55,250
+Children's Place                                       6,600            174,907
 Circuit City Stores                                   64,600          1,211,250
+Cole National Class A                                  5,800            110,200
 CVS                                                   40,100          1,227,060
+Federated Department Stores                           34,900          1,385,530
+Fossil                                                12,525            257,514
+Great Atlantic & Pacific Tea                          11,200            209,328
 Home Depot                                           108,200          3,974,186
 J.C. Penney                                           19,200            422,784
+Kroger                                                61,500          1,223,850
+Petsmart                                              20,400            325,380
 Regis                                                  4,200            113,480
 Russ Berrie                                            9,000            318,600
+Saks                                                  10,900            139,956
 Sears, Roebuck                                        18,700          1,015,410
+Shopko Stores                                         13,900            277,722
+Stein Mart                                             5,100             60,537
 Target                                                21,300            811,530
+The Men's Wearhouse                                    4,900            124,950
 The Talbots                                            7,700            269,500
 TJX                                                   34,200            670,662
 Tupperware                                            14,200            295,218
+Tweeter Home Entertainment Group                       8,700            142,158
 VF                                                    18,500            725,385
 Wal-Mart Stores                                      105,500          5,803,554
+Wet Seal                                               5,500            133,650
 Winn-Dixie Stores                                     14,200            221,378
+Yum! Brands                                           13,700            400,725
--------------------------------------------------------------------------------
                                                                      23,756,836
Telecommunications - 3.36%
--------------------------------------------------------------------------------
 AT & T                                                76,400            817,480
+AT & T Wireless Services                              59,600            348,660
 BellSouth                                             62,900          1,981,350
+Caci International                                     3,000            114,570
 CenturyTel                                            30,800            908,600
+Commscope                                             12,500            156,250
+Comverse Technology                                  109,500          1,013,970
+Crown Castle                                         162,000            636,660
+Dycom                                                  5,825             68,094
+Extreme Networks                                      18,700            188,683
 Harris                                                21,000            763,350
+Lucent Technologies                                  300,000            498,000
 Motorola                                             110,500          1,593,410
+Openwave Systems                                      11,000             61,710
+Plantronics                                           11,900            226,219
+Powerwave Technologies                                 9,100             83,356
+Qualcomm                                              16,800            461,832
 SBC Communications                                   153,600          4,684,800
 Scientific-Atlanta                                    39,000            641,550
+Sprint PCS                                            97,700            436,719



                                 Managed Fund 5


                                                     Number      Market
Telecommunications (Cont.)                           of Shares   Value
--------------------------------------------------------------------------------
+Triton PCS Holdings Class A                            12,200   $        47,580
 Verizon Communications                                119,600         4,801,940
--------------------------------------------------------------------------------
                                                                      20,534,783
Textiles, Apparel & Furniture - 0.22%
--------------------------------------------------------------------------------
 Bassett Furniture Industries                            6,600           128,693
+Dress Barn                                              8,000           123,760
 Nike                                                   10,200           547,230
 Phillips-Van Heusen                                    15,800           246,480
+Skechers USA Class A                                   13,700           296,057
--------------------------------------------------------------------------------
                                                                       1,342,220
Transportation & Shipping - 0.95%
--------------------------------------------------------------------------------
 Alexander & Baldwin                                    38,500           993,300
 Burlington Northern Santa Fe                           32,700           981,000
+Expressjet Holdings                                    11,800           153,990
 FedEx                                                   6,800           363,120
+Genesee & Wyoming Class A                               6,800           153,408
 Hughes Supply                                           1,700            75,327
+Landstar Systems                                        2,800           299,180
 Tidewater                                              20,100           661,692
 Union Pacific                                          17,300         1,094,744
+United Rentals                                         16,100           350,980
 US Freightways                                          6,100           231,007
 Williams Energy Partners                                4,100           137,350
 World Fuel Services                                     6,500           158,600
+Yellow                                                  5,000           162,000
--------------------------------------------------------------------------------
                                                                       5,815,698
Utilities - 1.95%
--------------------------------------------------------------------------------
 Allete                                                  9,000           243,900
+Calpine                                               160,600         1,129,018
 Cascade Natural Gas                                     9,800           204,820
 Consolidated Edison                                    16,200           676,350
 Dominion Resources                                     19,100         1,260,218
 Duke Energy                                            27,100           842,810
 Exelon                                                 21,300         1,113,990
 FirstEnergy                                            39,200         1,308,496
 Great Plains Energy                                    10,700           217,745
 Idacorp                                                 5,500           151,305
 KeySpan                                                18,100           681,465
 Middlesex Water                                         6,750           177,323
 Northwestern                                           13,500           228,825
 Oneok                                                   5,000           109,750
 Otter Tail Power                                        9,400           296,288
 Potomac Electric Power                                 66,400         1,426,272
 Public Service Enterprise                              18,100           783,730
 Sierra Pacific Resources                               29,000           226,200
 TXU                                                     9,400           483,160
 UGI                                                    11,100           354,534
--------------------------------------------------------------------------------
                                                                      11,916,199
Total Common Stock
(Cost $369,255,893)                                                  379,945,678
--------------------------------------------------------------------------------



Long-term Debt                                      Principal
Investments- 29.16%                                 Amount
--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities - 4.22%
--------------------------------------------------------------------------------
  Fannie Mae
   6.50% 11/1/16                                    $4,420,645         4,587,800
  Fannie Mae Pool 254260
   6.00% 4/1/17                                      2,303,341         2,353,007
  Fannie Mae Pool 609505
   7.50% 10/1/31                                     1,087,766         1,142,494
  Fannie Mae Pool 613169
   7.00% 11/1/31                                     6,367,922         6,604,729
  Fannie Mae Pool 634750
   6.50% 3/1/17                                        969,646         1,006,311
  Fannie Mae TBA
   6.50% 7/1/31                                      2,960,000         3,017,350
   7.50% 7/30/31                                     1,833,000         1,923,504
  Freddie Mac TBA 6.50% 7/1/32                       1,915,000         1,953,300
  Ginnie Mae TBA
   7.00% 7/1/32                                      1,800,000         1,868,625
   7.50% 7/15/30                                     1,300,000         1,371,094
--------------------------------------------------------------------------------
                                                                      25,828,214


                                                     Principal    Market
Asset-Backed Securities - 1.36%                      Amount       Value
--------------------------------------------------------------------------------
  Ameriquest Mortgage Securities
   2002-1 M4
   4.04% 5/25/32                                     $  600,000   $      598,680
  DVI Receivables
   2001-1 A4
   5.808% 4/11/09                                     1,500,000        1,562,991
  Morgan Stanley Dean Witter
   Capital I 2001-NCIN N
   12.75% 10/25/31                                    1,870,732        1,889,440
   12.75% 1/26/32                                       584,472          596,161
  Morgan Stanley Dean Witter
   Capital I 2001-NCIN N 144A
   12.75% 10/25/31                                      326,026          334,177
  Option One Mortgage Securities
   2002-2A CFTS
   8.83% 6/26/32                                        341,625          341,625
  Peoplefirst.com Auto Receivables
   Owner Trust 2000-2 A4
   6.43% 9/15/07                                      1,500,000        1,569,549
  Sky Financial Medical
   2001-B
   5.55% 7/15/12                                      1,381,632        1,398,686
--------------------------------------------------------------------------------
                                                                       8,291,309
Automobiles & Automotive Parts - 0.11%
--------------------------------------------------------------------------------
  CSK Auto 144A 12.00% 6/15/06                          580,000          622,775
  Venture Holdings Trust
   12.00% 6/1/09                                        150,000           59,250
--------------------------------------------------------------------------------
                                                                         682,025
Banking, Finance & Insurance - 3.68%
--------------------------------------------------------------------------------
  Banco Nac Desenv 144A
   9.625% 12/12/11                                    1,340,000          941,350
  Bank of Hawaii
   6.875% 6/1/03                                        935,000          963,853
  BB&T Corporation
   6.50% 8/1/11                                         715,000          749,259
  Brazil Development Fund
   9.625% 12/12/11                                      105,000           73,763
  Citigroup
   6.00% 2/21/12                                      1,105,000        1,111,485
   7.125% 10/15/04                                      560,000          551,237
   7.50% 11/14/03                                       225,000          223,846
  Credit Suisse First Boston USA
   5.75% 4/15/07                                        985,000        1,008,744
  Erac USA Finance
   7.35% 6/15/08                                      1,660,000        1,789,401
  Fairfax Finance
   7.75% 12/15/03                                       910,000          866,122
  Ford Motor Credit
   6.875% 2/1/06                                      1,010,000        1,034,109
   7.25% 10/25/11                                       340,000          342,204
  General Electric Capital
   6.00% 6/15/12                                      1,015,000        1,012,059
  GMAC
   6.125% 2/1/07                                      1,300,000        1,315,526
   8.00% 11/1/31                                      1,105,000        1,133,373
  International Lease Finance
   5.625% 6/1/07                                        775,000          786,546
  Jefferies Group
   7.75% 3/15/12                                        515,000          521,372
  Morgan Stanley Dean Witter
   6.60% 4/1/12                                       1,050,000        1,071,953
  Popular North America
   6.125% 10/15/06                                      590,000          605,451
  PSE&G Capital 144A
   6.25% 5/15/03                                      2,500,000        2,577,137
  Regions Financial
   6.375% 5/15/12                                     1,700,000        1,753,001
  Unumprovident
   7.375% 6/15/32                                        40,000           39,429
  XL Capital
   6.50% 1/15/12                                        410,000          425,159
  Zurich Capital Trust 144A
   8.376% 6/1/37                                      1,755,000        1,658,168
--------------------------------------------------------------------------------
                                                                      22,554,547



                                 Managed Fund 6


                                                     Principal    Market
Cable, Media & Publishing - 1.67%                    Amount       Value
--------------------------------------------------------------------------------
  AOL Time Warner
   5.625% 5/1/05                                     $  520,000   $      510,558
   7.70% 5/1/32                                       1,140,000        1,014,012
  Charter Communications
   10.00% 4/1/09                                        145,000          100,775
  E.W. Scripps
   5.75% 7/15/12                                        895,000          889,254
  Fox Family Worldwide
   9.25% 11/1/07                                        475,000          504,688
* Fox Kids Worldwide
   10.25% 11/1/07                                       635,000          680,244
  Liberty Media
   7.75% 7/15/09                                        645,000          645,143
   8.25% 2/1/30                                         610,000          570,002
  News America Holdings
   8.45% 8/1/34                                       1,500,000        1,631,646
  Rogers Cable 144A
   7.875% 5/1/12                                      1,200,000        1,214,504
  Scholastic
   5.75% 1/15/07                                      1,340,000        1,354,054
  Thomson
   5.75% 2/1/08                                         900,000          907,072
  Von Hoffman 144A
   10.25% 3/15/09                                       165,000          169,950
--------------------------------------------------------------------------------
                                                                      10,191,902
Chemicals - 0.98%
--------------------------------------------------------------------------------
  Praxair
   6.15% 4/15/03                                        800,000          821,886
  Rohm & Haas
   6.95% 7/15/04                                        535,000          568,080
  Solutia
   6.50% 10/15/02                                     2,455,000        2,344,525
   6.72% 10/15/37                                     1,740,000        1,487,700
  Valspar
   6.00% 5/1/07                                         780,000          790,499
--------------------------------------------------------------------------------
                                                                       6,012,690
Collateralized Mortgage Obligations - 2.64%
--------------------------------------------------------------------------------
  Comm Series 2000-C1 A1
   7.206% 9/15/08                                     2,706,151        2,910,842
  CS First Boston Mortgage
  Securities Corporation
   2001-CK3 A2
   6.04% 6/1/31                                       1,045,000        1,098,395
  First Union National Bank
   Commercial Mortgage
   1999-C4 A2
   7.39% 11/15/09                                     4,025,000        4,467,950
  First Union National Bank
   Commercial Mortgage
   2002-C1 A2
   6.141% 2/1/34                                      1,150,000        1,185,559
  Freddie Mac 2303 CW
   8.50% 11/15/24                                     1,303,672        1,399,073
  Freddie Mac 2346 PC
   6.50% 12/15/13                                     1,235,000        1,286,785
  Lehman Brothers-UBS Warburg
   Commercial Mortgage
   2001-C3 A2
   6.365% 12/15/28                                    1,635,000        1,710,626
  Merrill Lynch Mortgage Trust
   2002-MW1 J
   5.695% 7/12/34                                       275,000          214,353
  Prudential Securities 1998-C1
   7.365% 5/15/13                                       900,000          692,754
  Wachovia Bank Commercial
   Mortgage Trust 2002-C1A H
   6.29% 4/15/34                                        620,000          511,888
  Wachovia Bank Commercial
   Mortgage Trust 2002-C1A J
   6.29% 4/15/34                                        480,000          381,900
  Washington Mutual
   2002-AR1 B4
   5.74% 2/25/32                                        338,652          271,768
--------------------------------------------------------------------------------
                                                                      16,131,893


                                                    Principal    Market
Computers & Technology - 0.43%                      Amount       Value
--------------------------------------------------------------------------------
  Hewlett-Packard
   5.50% 7/1/07                                     $  905,000   $       900,812
  Science Applications 144A
   6.25% 7/1/12                                      1,775,000         1,748,465
--------------------------------------------------------------------------------
                                                                       2,649,277
Consumer Products - 0.37%
--------------------------------------------------------------------------------
  American Greetings
   11.75% 7/15/08                                      490,000           539,000
  Fortune Brands 144A
   7.125% 11/1/04                                      635,000           681,436
  Maytag
   6.875% 12/1/06                                      980,000         1,053,965
--------------------------------------------------------------------------------
                                                                       2,274,401
Electronics & Electrical Equipment - 0.10%
--------------------------------------------------------------------------------
  Johnson Controls
   5.00% 11/15/06                                      615,000           611,751
--------------------------------------------------------------------------------
                                                                         611,751
Energy - 2.80%
--------------------------------------------------------------------------------
  Burlington Resources
   5.70% 3/1/07                                        645,000           662,569
  Colonial Pipeline
   7.63% 4/15/32                                     1,595,000         1,699,527
  Kerr-McGee
   5.875% 9/15/06                                      965,000           993,789
  Marathon Oil
   5.375% 6/1/07                                       790,000           794,690
   9.125% 1/15/13                                    1,605,000         1,939,803
  Nevada Power
   6.20% 4/15/04                                       495,000           455,623
  Nexen
   7.875% 3/15/32                                    1,400,000         1,429,849
  Northern Border Pipeline 144A
   6.25% 5/1/07                                        840,000           859,350
  Occidental Petroleum
   5.875% 1/15/07                                      645,000           668,864
  PSE&G Energy Holdings
   9.125% 2/10/04                                      955,000           972,242
  Sempra Energy
   6.80% 7/1/04                                        530,000           551,974
  Transcontinental Gas Pipeline 144A
   8.875% 7/15/12                                    2,125,000         2,073,468
  Transocean Sedco Forex
   6.75% 4/15/05                                       380,000           401,530
  Union Oil of California
   6.375% 2/1/04                                       700,000           726,792
  Valero Energy
   6.125% 4/15/07                                      655,000           677,139
  Westar Energy 144A
   7.875% 5/1/07                                       725,000           721,010
  Western Atlas
   7.875% 6/15/04                                    1,010,000         1,087,297
  Williams Series A
   7.50% 1/15/31                                       610,000           439,087
--------------------------------------------------------------------------------
                                                                      17,154,603
Food, Beverage & Tobacco - 1.23%
--------------------------------------------------------------------------------
  Delhaize America
   9.00% 4/15/31                                       815,000           882,155
  Kroger
   8.15% 7/15/06                                       615,000           681,055
  RJ Reynolds Tobacco Holdings
   7.25% 6/1/12                                      2,360,000         2,420,794
  Tyson Foods
   6.625% 10/4/04                                    1,520,000         1,585,468
   8.25% 10/1/11                                     1,015,000         1,121,644
  UST
   8.80% 3/15/05                                       755,000           833,553
--------------------------------------------------------------------------------
                                                                       7,524,669
Healthcare & Pharmaceuticals - 0.02%
--------------------------------------------------------------------------------
  Concentra Operating
   13.00% 8/15/09                                       95,000           107,825
--------------------------------------------------------------------------------
                                                                         107,825



                                 Managed Fund 7


                                                    Principal    Market
Industrial Machinery -- 1.20%                       Amount       Value
--------------------------------------------------------------------------------
  Ford Motor
   7.45% 7/16/31                                    $4,135,000   $     3,859,941
  Fort James
   6.625% 9/15/04                                      695,000           677,492
  Nabors Industries
   6.80% 4/15/04                                       690,000           723,824
  USX
   9.375% 2/15/12                                      720,000           877,499
  York International
   6.625% 8/15/06                                    1,150,000         1,201,507
--------------------------------------------------------------------------------
                                                                       7,340,263
Metals & Mining - 0.48%
--------------------------------------------------------------------------------
  Falconbridge
   7.35% 6/5/12                                        890,000           917,394
  Newmont Gold
   8.91% 1/5/09                                        532,443           591,497
  Newmont Mining
   8.625% 5/15/11                                    1,000,000         1,126,648
  US Steel
   10.75% 8/1/08                                       275,000           287,375
--------------------------------------------------------------------------------
                                                                       2,922,914
Paper & Forest Products - 0.53%
--------------------------------------------------------------------------------
  Ainsworth Lumber
   13.875% 7/15/07                                     325,000           365,625
  Georgia Pacific
   8.125% 5/15/11                                    1,565,000         1,500,166
   8.875% 5/15/31                                      465,000           438,800
  Weyerhaeuser 144A
   5.50% 3/15/05                                       885,000           909,814
--------------------------------------------------------------------------------
                                                                       3,214,405
Real Estate - 0.24%
--------------------------------------------------------------------------------
  Highwoods Realty
   6.75% 12/1/03                                       825,000           848,067
  Simon Property Group
   6.375% 11/15/07                                     605,000           621,426
--------------------------------------------------------------------------------
                                                                       1,469,493
Retail - 0.69%
--------------------------------------------------------------------------------
  Gap
   5.625% 5/1/03                                     1,085,000         1,070,027
  Lowes Companies
   7.50% 12/15/05                                      900,000           984,665
  Wendy's International
   6.20% 6/15/14                                       415,000           422,526
   6.25% 11/15/11                                      945,000           964,710
   6.35% 12/15/05                                      710,000           746,382
--------------------------------------------------------------------------------
                                                                       4,188,310
Telecommunications - 1.97%
--------------------------------------------------------------------------------
  AT&T
   6.50% 3/15/29                                     1,700,000         1,176,539
* AT&T 144A
   7.00% 11/15/06                                    1,235,000         1,087,981
  AT&T Wireless
   6.875% 4/18/05                                      475,000           423,059
   8.125% 5/1/12                                       345,000           281,855
  Citizens Communications
   6.375% 8/15/04                                    1,260,000         1,205,933
* France Telecom
   9.25% 3/1/11                                      1,065,000           974,115
   10.00% 3/1/31                                       805,000           713,911
  Insight Midwest
   10.50% 11/1/10                                      635,000           596,900
  International Telecom
   Satellite 144A
   7.625% 4/15/12                                    1,820,000         1,894,738
  Singtel 144A
   6.375% 12/1/11                                      975,000           974,588
  Sprint Capital
   6.00% 1/15/07                                       975,000           760,360
   6.875% 11/15/28                                   1,025,000           643,009
  Verizon Wireless 144A
   5.375% 12/15/06                                   1,385,000         1,293,632
--------------------------------------------------------------------------------
                                                                      12,026,620


Textiles, Apparel                                    Principal    Market
& Furniture - 0.15%                                  Amount       Value
--------------------------------------------------------------------------------
* J Crew
   13.125% 10/15/08                                  $  950,000   $      598,500
  Levi Strauss
   6.80% 11/1/03                                        320,000          297,600
--------------------------------------------------------------------------------
                                                                         896,100
Transportation & Shipping - 0.46%
--------------------------------------------------------------------------------
  Air 2 US 144A
   8.027% 10/1/19                                       268,610          269,008
  American Airlines
   6.817% 5/23/11                                     1,200,000        1,208,292
  Delta Air Lines
   7.299% 9/18/06                                     1,320,000        1,343,187
--------------------------------------------------------------------------------
                                                                       2,820,487
U.S. Government Obligations - 1.23%
--------------------------------------------------------------------------------
  U.S. Treasury Bond
   5.375% 2/15/31                                       480,000          470,175
  U.S. Treasury Inflation Index Note
   3.375% 4/15/32                                     1,129,450        1,193,865
   3.625% 1/15/08                                     1,997,709        2,091,977
  U.S. Treasury Note
   4.875% 2/15/12                                     3,735,000        3,750,176
--------------------------------------------------------------------------------
                                                                       7,506,193
Utilities - 2.60%
--------------------------------------------------------------------------------
  Avista
   7.75% 1/1/07                                       1,030,000        1,058,153
   9.75% 6/1/08                                         335,000          351,995
  Consumers Energy
   6.00% 3/15/05                                        590,000          538,995
  Detroit Edison
   5.05% 10/1/05                                        925,000          940,582
  El Paso
   7.00% 5/15/11                                        660,000          632,862
  First Energy Corp
   6.45% 11/15/11                                       875,000          851,295
   7.375% 11/15/31                                      755,000          718,939
  Florida Power
   8.00% 12/1/22                                      1,370,000        1,426,908
  Great Lakes Power
   9.00% 8/1/04                                       1,500,000        1,575,812
  National Fuel Gas
   7.30% 2/18/03                                        710,000          730,047
  Oneok
   7.75% 8/15/06                                      1,255,000        1,352,153
  PG&E National Energy
   10.375% 5/16/11                                    1,690,000        1,726,785
  Scana
   7.44% 10/19/04                                       500,000          539,144
  Southern Company Capital Funding
   5.30% 2/1/07                                       1,325,000        1,345,629
  Texas Gas Transmissions
   8.625% 4/1/04                                      2,000,000        2,094,161
--------------------------------------------------------------------------------
                                                                      15,883,460
Total Long-term Debt Investments
 (Cost $176,856,056)                                                 178,283,351
--------------------------------------------------------------------------------



                                 Managed Fund 8


                                                    Principal     Market
Commercial Paper - 9.44%                            Amount        Value
--------------------------------------------------------------------------------
  Amstel Funding
   1.803% 7/10/02                                   $ 5,000,000   $    4,997,750
   1.831% 10/18/02                                    5,000,000        4,973,658
  Aquinas Funding
   1.81% 9/23/02                                      5,000,000        4,979,350
  Giro Funding US
   1.808% 9/18/02                                    10,000,000        9,961,816
  Gramercy Capital
   1.783% 7/22/02                                     5,000,000        4,994,808
   1.79% 7/15/02                                      4,000,000        3,997,216
  Moat Funding
   1.818% 9/4/02                                      4,000,000        3,987,433
  Surrey Funding
   1.83% 7/22/02                                      5,000,000        4,994,750
  Swiss RE Financial
   1.829% 7/24/02                                     3,200,000        3,196,279
  UBS Finance
   2.00% 7/1/02                                      11,600,000       11,600,000
--------------------------------------------------------------------------------
Total Commercial Paper
 (Cost $57,679,561)                                                   57,683,060
--------------------------------------------------------------------------------


                                                        Number of
Preferred Stock - 0.18%                                 Shares
--------------------------------------------------------------------------------
Centaur Funding 9.08%                                     1,070        1,090,397
--------------------------------------------------------------------------------
Total Preferred Stock
 (Cost $1,083,256)                                                     1,090,397
--------------------------------------------------------------------------------
Total Market Value of Securities - 100.93%
 (Cost $604,874,766)                                                 617,002,486
--------------------------------------------------------------------------------
Liabilities Net of Receivables
and Other Assets - (0.93%)                                            (5,695,107)
--------------------------------------------------------------------------------
Net Assets - 100.00%
--------------------------------------------------------------------------------
(Equivalent to $12.925 per share based
 on 47,298,314 shares issued and
 outstanding)                                                       $611,307,379
--------------------------------------------------------------------------------
Components of Net Assets at June 30, 2002:
Common Stock, $0.01 par value
 100,000,000 authorized shares                                      $    472,983
Paid in capital in excess of par value
 of shares issued                                                    637,410,229
Undistributed net investment income                                    9,770,305
Accumulated net realized loss on
 investments                                                         (48,473,858)
Net unrealized appreciation of
 investments                                                          12,127,720
--------------------------------------------------------------------------------
Total Net Assets                                                    $611,307,379
--------------------------------------------------------------------------------
+ Non-income producing security for the period ended June 30, 2002.
* Zero coupon bond as of June 30, 2002. The interest rate shown is the step-up rate.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
TBA - To Be Announced

See accompanying notes to financial statements.

                                 Managed Fund 9

Lincoln National Managed Fund, Inc.



Statement of Operations

Period ended June 30, 2002 (Unaudited)

Investment income:
 Interest                                                           $  8,226,854
--------------------------------------------------------------------------------
 Dividends                                                             2,868,882
--------------------------------------------------------------------------------
   Total investment income                                            11,095,736
--------------------------------------------------------------------------------
Expenses:
 Management fees                                                       1,266,532
--------------------------------------------------------------------------------
 Accounting fees                                                         137,112
--------------------------------------------------------------------------------
 Printing and postage                                                     63,660
--------------------------------------------------------------------------------
 Custody fees                                                             31,048
--------------------------------------------------------------------------------
 Professional fees                                                        20,538
--------------------------------------------------------------------------------
 Directors fees                                                            3,150
--------------------------------------------------------------------------------
 Other                                                                    30,211
--------------------------------------------------------------------------------
                                                                       1,552,251
--------------------------------------------------------------------------------
Less:
 Expenses paid indirectly                                                 (6,871)
--------------------------------------------------------------------------------
 Reimbursement from the Advisor                                          (54,777)
--------------------------------------------------------------------------------
 Total expenses                                                        1,490,603
--------------------------------------------------------------------------------
Net investment income                                                  9,605,133
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment:
 Net realized loss on investments                                    (12,816,709)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of investments   (37,092,635)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (49,909,344)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                $(40,304,211)
--------------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                    Period ended
                                                    6/30/02        Year ended
                                                    (Unaudited)    12/31/01
                                                    ----------------------------
Changes from operations:
 Net investment income                              $  9,605,133   $  21,110,404
--------------------------------------------------------------------------------
 Net realized loss on investments                    (12,816,709)    (32,818,581)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/
   depreciation of investments                       (37,092,635)     (1,220,195)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from
   operations                                        (40,304,211)    (12,928,372)
--------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
 Net investment income                                (2,620,717)    (22,323,795)
--------------------------------------------------------------------------------
 Net realized gain on investments                             --    (105,645,138)
--------------------------------------------------------------------------------
   Total dividends and distributions to shareholders  (2,620,717)   (127,968,933)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from capital share transactions                   (36,449,785)     71,704,765
--------------------------------------------------------------------------------
 Total decrease in net assets                        (79,374,713)    (69,192,540)
--------------------------------------------------------------------------------
Net Assets, at beginning of period                   690,682,092     759,874,632
--------------------------------------------------------------------------------
Net Assets, at end of period                        $611,307,379   $ 690,682,092
--------------------------------------------------------------------------------


See accompanying notes to financial statements.


                                Managed Fund  10

Lincoln National Managed Fund, Inc.



Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                                              Period
                                                              ended
                                                              6/30/02(1)     Year ended December 31,
                                                              (Unaudited)    2001(2)    2000        1999        1998       1997
                                                               --------------------------------------------------------------------
Net asset value, beginning of period                            $ 13.825     $ 16.918   $ 18.910    $ 18.971    $ 19.304   $ 16.266
Income (loss) from investment
   operations:
 Net investment income(3)                                          0.198        0.443      0.628       0.622       0.599      0.661
 Net realized and unrealized gain (loss)
   on investments                                                 (1.043)      (0.631)    (0.865)      0.767       1.632      2.811
                                                                --------     --------   --------    --------    --------   --------
Total from investment operations                                  (0.845)      (0.188)    (0.237)      1.389       2.231      3.472
                                                                --------     --------   --------    --------    --------   --------
Less dividends and distributions from:
 Net investment income                                            (0.055)      (0.464)    (0.660)     (0.552)     (1.162)        --
 Net realized gain on investment
   transactions                                                       --       (2.441)    (1.095)     (0.898)     (1.402)    (0.434)
                                                                --------     --------   --------    --------    --------   --------
 Total dividends and distributions                                (0.055)      (2.905)    (1.755)     (1.450)     (2.564)    (0.434)
                                                                --------     --------   --------    --------    --------   --------
Net asset value, end of period                                  $ 12.925     $ 13.825   $ 16.918    $ 18.910    $ 18.971   $ 19.300
                                                                ========     ========   ========    ========    ========   ========
Total Return(4)                                                    (6.10%)      (1.58%)    (1.41%)      7.72%      12.72%     21.83%
Ratios and supplemental data:
 Ratio of expenses to average net assets                            0.46%        0.47%      0.44%       0.42%       0.42%      0.42%
 Ratio of net investment income
   to average net assets                                            2.90%        2.93%      3.46%       3.25%       3.31%      3.77%
 Portfolio Turnover                                                  416%         355%       110%         45%         57%        53%
 Net assets, end of period (000 omitted)                        $611,307     $690,682   $759,875    $927,572    $965,489   $850,646


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective January 1, 2001, the Fund has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all discount or premium on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.024, an increase in net realized and unrealized gain
     (loss) per share of $0.024, and a decrease in the ratio of net investment income to average net assets of 0.17%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(3) The average share outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000.

(4) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.


                                Managed Fund  11

Lincoln National Managed Fund, Inc.

Notes to Financial Statements

June 30, 2002 (Unaudited)


The Fund: Lincoln National Managed Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

1. Significant Accounting Policies

Security Valuation: All securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day, an equity security does not trade, then the mean between the bid and asked price will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith under the direction of the Funds' Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis. Realized gains or losses from paydowns of mortgage- and asset-backed securities are reported as an adjustment to net income.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2002 the custodial fees offset arrangements and amounted to $6,871.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Delaware Lincoln Investment Advisers (DLIA) (the "Advisor") is responsible for overall management of the Fund's securities investments and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is a wholly-owned subsidiary of Lincoln National Investment, Inc., which is a wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.


                                Managed Fund  12

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2002.

Effective January 1, 2002, the Advisor has agreed to waive a portion of its fees based on the comprehensive review of expenses performed by Fund Management in 2001. The amount the Advisor waived for the six months ended June 30, 2002 was $54,777.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments was 604,770,023. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the period ended June 30, 2002 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2002 are as follows:

                                       Aggregate        Aggregate         Gross          Gross            Net
                                        Cost of          Proceeds          Unrealized     Unrealized       Unrealized
                                       Purchases        from Sales        Appreciation   Depreciation     Appreciation
                                       -------------------------------------------------------------------------------
                                       $1,290,291,707   $1,368,500,048    $56,119,134    $(43,982,259)    $12,136,875


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                      Period ended    Year ended
                                                                      6/30/02         12/31/01
                                                                      ----------------------------
                  Ordinary income                                      $2,620,717     $ 33,251,462
                  Long-term capital gain                                   --           94,717,471
                                                                      -----------     ------------
                  Total                                                $2,620,717     $127,968,933
                                                                      ===========     ============


For federal income tax purposes, the Fund had accumulated capital losses of $17,007,210, which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2009.

5. Summary of Changes from Capital Share Transactions


                                                Shares Issued Upon
                                                Reinvestment of                                           Net Increase (Decrease)
                        Capital                 Dividends &                 Capital Shares                Resulting From Capital
                        Shares Sold             Distributions               Redeemed                      Share Transactions
                        -----------------------------------------------------------------------------------------------------------
                        Shares     Amount       Shares       Amount         Shares        Amount          Shares       Amount
                        -----------------------------------------------------------------------------------------------------------
Period ended
  June 30, 2002:        122,276    $1,680,196     193,368    $  2,620,717   (2,975,331)   $(40,750,698)   (2,659,687)  $(36,449,785)
Year ended
  December 31, 2001:    499,184     7,279,353   8,789,945     127,968,933   (4,246,559)    (63,543,521)    5,042,570     71,704,765


6. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. Line of Credit

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity Funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding at June 30, 2002, or at any time during the period.


                                Managed Fund  13